Reconciliation of Income Tax Expense (Parenthetical) (Detail) (PRC)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
PRC
Income Tax Examination [Line Items]
PRC EIT statutory rate	25.00%	25.00%	25.00%